Dividends	12 Months Ended
Dec. 31, 2020
Dividends [Abstract]
Dividends
Note 23. Dividends

On November 9, 2017, the Company’s Board of Directors approved the initiation of a cash dividend to shareholders.  The initial quarterly dividend of $0.04 per common share was paid on December 15, 2017 to shareholders of record at the close of business on November 27, 2017. The most recent dividend of $0.05 per common share, an increase of approximately 25%, was paid on January 8, 2021, to shareholders of record at the close of business on December 18, 2020.

Dividends, among other disbursements assets, are classified as restricted payments within the 2018 Credit Facility. The Company is generally permitted to make restricted payments provided that, at the time of payment, or as a result of payment, the Company is not in default. Additional restrictions limit the aggregate amount of restricted, quarterly dividends during a fiscal year to the aggregate amount of mandatory and voluntary principal payments made on the priority term loans during the fiscal year.